LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF LOSS PER SHARE

	Year Ended December 31
	2022	2021	2020

Net loss for the year	$19,273	$39,735	$7,222
Weighted average number of ordinary shares	27,681,778	23,340,621	16,758,323
Basic and diluted loss per share	$0.70	$1.70	$0.43